SCHEDULE OF SHORT-TERM BANK DEBT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Secured short-term loans (1)	$ 1,780,948	$ 8,547,509
Add: amounts due within one year under long-term loan contracts	305,775
Total short-term bank loans	$ 2,086,723	$ 8,547,509